Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of the board members as representatives of the Bank (Details) - 12 months ended Dec. 31, 2023
€ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands
	EUR (€)	USD ($)	BRL (R$)	GBP (£)
Homaira Akbari | Santander Consumer USA Holdings Inc.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 111	$ 120
Homaira Akbari | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Henrique De Castro | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Compensation received as strategic adviser	1,750
Jose Antonio Alvarez | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Jose Antonio Alvarez | Banco Santander Brasil SA
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	141		R$ 755
Pamela Walkden | Santander UK PLC and Santander UK Group Holdings
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	152			£ 132
Luis Isasi | Santander Spain and Banco Santander
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 1,000